UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High Income Shares, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock High Income Shares

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

Aerospace & Defense - 0.2%	Hawker Beechcraft Acquisition Co. LLC, 8.875%, 4/01/15 (a)	USD	100	$29,750
	L-3 Communications Corp., 5.875%, 1/15/15		140	124,600

				154,350

Airlines - 0.8%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		280	275,800
	American Airlines Pass-Through Trust Series 2001-02, 7.858%, 4/01/13		300	274,500
	Continental Airlines, Inc. Series 2003-RJ, 7.875%, 1/02/20		126	71,878
	UAL Corp., 4.50%, 6/30/21 (b)		175	69,125

				691,303

Auto Components - 2.3%	Allison Transmission, Inc., 11%, 11/01/15 (c)		335	261,300
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(c)		450	301,500
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		690	671,025
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		352	342,320
	Lear Corp., 8.75%, 12/01/16		180	46,800
	Stanadyne Corp. Series 1, 10%, 8/15/14		525	431,813

				2,054,758

Automobiles - 1.3%	Ford Capital BV, 9.50%, 6/01/10		1,330	1,130,500

Building Products - 1.0%	CPG International I, Inc., 10.50%, 7/01/13		540	283,500
	Momentive Performance Materials, Inc., 11.50%, 12/01/16		385	90,475
	Ply Gem Industries, Inc., 11.75%, 6/15/13		815	521,600

				895,575

Capital Markets - 0.4%	E*Trade Financial Corp., 8%, 6/15/11		365	244,550
	E*Trade Financial Corp., 12.50%, 11/30/17 (a)		195	129,187

				373,737

Chemicals - 3.2%	American Pacific Corp., 9%, 2/01/15		400	349,000
	Ames True Temper, Inc., 5.131%, 1/15/12 (d)		1,070	904,150
	Innophos, Inc., 8.875%, 8/15/14		1,170	1,050,075
	MacDermid, Inc., 9.50%, 4/15/17 (c)		555	338,550
	Terra Capital, Inc. Series B, 7%, 2/01/17		235	219,725

				2,861,500

Commercial Services & Supplies - 3.0%	Casella Waste Systems, Inc., 9.75%, 2/01/13		400	332,000
	Scientific Games International, Inc., 9.25%, 6/15/19 (c)		265	257,713
	Waste Services, Inc., 9.50%, 4/15/14		800	744,000
	West Corp., 9.50%, 10/15/14		375	337,500
	West Corp., 11%, 10/15/16		1,195	1,015,750

				2,686,963

Construction Materials - 0.7%	Nortek, Inc., 10%, 12/01/13		990	641,025

Containers & Packaging - 6.9%	Berry Plastics Holding Corp., 5.195%, 9/15/14 (d)		300	196,500
	Crown Americas LLC, 7.75%, 11/15/15		255	248,625
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	595	836,950
	Graphic Packaging International Corp., 9.50%, 8/15/13	USD	255	238,425

BlackRock High Income Shares

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Impress Holdings BV, 4.256%, 9/15/13 (c)(d)	USD	775	$668,438
	Jefferson Smurfit Corp. U.S., 7.50%, 6/01/13 (e)(f)		1,000	305,000
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		2,600	2,600,000
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	175	228,844
	Pregis Corp., 12.375%, 10/15/13	USD	1,034	656,590
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (e)(f)		470	152,750

				6,132,122

Diversified Financial Services - 7.5%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		240	237,000
	Bank of America Corp., 5.65%, 5/01/18		300	268,465
	FCE Bank Plc, 7.125%, 1/16/12		1,300	1,562,146
	FCE Bank Plc, 7.125%, 1/15/13		400	452,386
	FCE Bank Plc, Series JD, 2.538%, 9/30/09 (d)	EUR	125	170,528
	Ford Motor Credit Co. LLC, 8.625%, 11/01/10	USD	140	130,383
	Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (d)		145	114,550
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		1,500	1,280,917
	Ford Motor Credit Co. LLC, 8%, 12/15/16		100	80,304
	GMAC LLC, 6.875%, 9/15/11 (c)		300	268,500
	GMAC LLC, 6.875%, 8/28/12 (c)		449	388,385
	GMAC LLC, 2.868%, 12/01/14 (c)(d)		356	267,000
	GMAC LLC, 6.75%, 12/01/14 (c)		650	542,750
	GMAC LLC, 8%, 11/01/31 (c)		560	420,000
	Leucadia National Corp., 8.125%, 9/15/15		600	532,500

				6,715,814

Diversified Telecommunication Services - 8.5%	Broadview Networks Holdings, Inc., 11.375%, 9/01/12		480	360,000
	Cincinnati Bell, Inc., 7.25%, 7/15/13		1,945	1,842,887
	Frontier Communications Corp., 8.25%, 5/01/14		170	166,175
	Qwest Capital Funding, Inc., 7%, 8/03/09		230	230,000
	Qwest Communications International, Inc., 7.50%, 2/15/14		910	837,200
	Qwest Communications International, Inc., 3.50%, 11/15/25 (b)		350	352,188
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		640	588,800
	Qwest Corp., 4.57%, 6/15/13 (d)		850	762,875
	Qwest Corp., 8.375%, 5/01/16 (c)		200	196,500
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (c)		1,100	1,155,000
	Windstream Corp., 8.125%, 8/01/13		545	536,144
	Windstream Corp., 8.625%, 8/01/16		605	594,413

				7,622,182

BlackRock High Income Shares

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

Electric Utilities - 1.6%	Edison Mission Energy, 7.50%, 6/15/13	USD	20	$16,850
	Elwood Energy LLC, 8.159%, 7/05/26		429	348,701
	NSG Holdings LLC, 7.75%, 12/15/25 (c)		565	454,825
	Salton Sea Funding Corp. Series E, 8.30%, 5/30/11		583	578,317

				1,398,693

Electronic Equipment, Instruments & Components - 0.2%	Sanmina-SCI Corp., 8.125%, 3/01/16		290	162,400

Energy Equipment & Services - 1.5%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		135	123,525
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		220	193,600
	North American Energy Partners, Inc., 8.75%, 12/01/11		810	676,350
	Transocean, Inc. Series A, 1.625%, 12/15/37 (b)		370	348,725

				1,342,200

Food & Staples Retailing - 0.3%	Rite Aid Corp., 7.50%, 3/01/17		395	310,075

Food Products - 0.4%	JBS USA LLC, 11.625%, 5/01/14 (c)		190	182,400
	Tyson Foods, Inc., 10.50%, 3/01/14 (c)		175	185,500

				367,900

Gas Utilities - 0.2%	Targa Resources, Inc., 8.50%, 11/01/13		305	218,075

Health Care Equipment & Supplies - 3.0%	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15		610	234,850
	DJO Finance LLC, 10.875%, 11/15/14		2,400	1,968,000
	DJO Finance LLC, 11.75%, 11/15/14		40	27,400
	Hologic, Inc., 2%, 12/15/37 (b)(g)		700	486,500

				2,716,750

Health Care Providers & Services - 1.1%	Community Health Systems, Inc. Series WI, 8.875%, 7/15/15		95	93,931
	Tenet Healthcare Corp., 9%, 5/01/15 (c)		637	649,740
	Tenet Healthcare Corp., 10%, 5/01/18 (c)		257	268,565

				1,012,236

Hotels, Restaurants & Leisure - 4.9%	American Real Estate Partners LP, 7.125%, 2/15/13		850	726,750
	Gaylord Entertainment Co., 8%, 11/15/13		1,110	914,362
	Gaylord Entertainment Co., 6.75%, 11/15/14		450	342,000
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (c)		1,100	995,500
	Greektown Holdings, LLC, 10.75%, 12/01/13 (c)(e)(f)		649	45,430
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (c)		163	108,802
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (c)		621	414,517
	MGM Mirage, 10.375%, 5/15/14 (c)		200	206,000
	MGM Mirage, 11.125%, 11/15/17 (c)		390	408,525
	Scientific Games Corp., 0.75%, 12/01/24 (b)(g)		140	134,925
	Travelport LLC, 5.293%, 9/01/14 (d)		75	37,500
	Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)(f)		215	1,075
	Virgin River Casino Corp., 9%, 1/15/12 (e)(f)		585	61,425

				4,396,811

BlackRock High Income Shares

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

Household Durables - 0.8%	Beazer Homes USA, 8.375%, 4/15/12	USD	280	$151,200
	Jarden Corp., 8%, 5/01/16		190	183,825
	KB Home, 6.375%, 8/15/11		95	91,200
	Toll Brothers Finance Corp., 8.91%, 10/15/17		326	326,710

				752,935

IT Services - 2.2%	Alliance Data Systems Corp., 1.75%, 8/01/13 (b)(c)		630	457,538
	First Data Corp., 11.25%, 3/31/16 (c)		1,170	631,800
	iPayment, Inc., 9.75%, 5/15/14		335	181,738
	iPayment Investors LP, 12.75%, 7/15/14 (a)(c)		1,603	400,644
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (c)		270	261,225

				1,932,945

Independent Power Producers & Energy Traders - 3.4%	AES Red Oak LLC Series B, 9.20%, 11/30/29		1,250	1,068,750
	Calpine Construction Finance Co. LP, 8%, 6/01/16 (c)		460	437,575
	Energy Future Holdings Corp., 11.25%, 11/01/17 (a)		1,696	874,327
	NRG Energy, Inc., 7.25%, 2/01/14		100	95,750
	NRG Energy, Inc., 7.375%, 2/01/16		370	348,263
	Texas Competitive Electric Holdings Co. LLC, 11.25%, 11/01/16 (a)		454	181,675

				3,006,340

Industrial Conglomerates - 1.2%	Sequa Corp., 11.75%, 12/01/15 (c)		1,150	511,750
	Sequa Corp., 13.50%, 12/01/15 (a)(c)		1,602	518,590

				1,030,340

Insurance - 0.9%	Alliant Holdings I, Inc., 11%, 5/01/15 (c)		800	596,000
	USI Holdings Corp., 4.758%, 11/15/14 (c)(d)		310	169,725

				765,725

Life Sciences Tools & Services - 0.1%	Bio-Rad Laboratories, Inc., 8%, 9/15/16 (c)		100	100,250

Machinery - 2.9%	AGY Holding Corp., 11%, 11/15/14		890	636,350
	Accuride Corp., 8.50%, 2/01/15		340	100,300
	Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		285	308,899
	RBS Global, Inc., 9.50%, 8/01/14 (c)		99	82,665
	RBS Global, Inc., 8.875%, 9/01/16		295	213,875
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (c)		1,720	1,238,400

				2,580,489

Marine - 0.3%	Horizon Lines, Inc., 4.25%, 8/15/12 (b)		115	70,294
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		254	194,310

				264,604

Media - 11.3%	Affinion Group, Inc., 10.125%, 10/15/13		1,045	982,300
	CCO Holdings LLC, 8.75%, 11/15/13		515	471,225
	CMP Susquehanna Corp., 4.753%, 5/15/14 (c)		69	1,380
	CSC Holdings, Inc., 8.50%, 4/15/14 (c)		180	179,100
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (e)(f)		170	168,300
	Charter Communications Holdings II, LLC, Series B, 10.25%, 9/15/10 (e)(f)		455	445,900

BlackRock High Income Shares

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Charter Communications Operating, LLC, 8.375%, 4/30/14 (c)	USD	30	$28,500
	DIRECTV Holdings LLC, 8.375%, 3/15/13		420	423,150
	EchoStar DBS Corp., 7%, 10/01/13		192	181,440
	Harland Clarke Holdings Corp., 5.633%, 5/15/15 (d)		160	96,800
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		190	141,550
	Intelsat Corp., 9.25%, 6/15/16 (c)		630	604,800
	Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (c)		130	127,400
	Lamar Advertising Co. Series B, 2.875%, 12/31/10 (b)		190	174,800
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		304	82,080
	Network Communications, Inc., 10.75%, 12/01/13		830	166,000
	Nielsen Finance LLC, 11.625%, 2/01/14 (c)		110	108,900
	Nielsen Finance LLC, 10%, 8/01/14		850	809,625
	Nielsen Finance LLC, 11.50%, 5/01/16 (c)		200	190,000
	ProtoStar I Ltd., 18%, 10/15/12 (b)(c)(e)(f)		1,427	456,770
	Rainbow National Services LLC, 10.375%, 9/01/14 (c)		1,813	1,869,656
	TL Acquisitions, Inc., 10.50%, 1/15/15 (c)		1,740	1,357,200
	Time Warner Cable, Inc., 8.25%, 4/01/19		200	224,064
	UPC Holding B.V., 9.875%, 4/15/18 (c)		300	289,500
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(c)		550	425,563
	WMG Acquisition Corp., 9.50%, 6/15/16 (c)		115	114,856

				10,120,859

Metals & Mining - 3.1%	Aleris International, Inc., 9%, 12/15/14 (a)(e)(f)		200	2,000
	Aleris International, Inc., 10%, 12/15/16 (e)(f)		680	2,550
	Anglo American Capital Plc, 9.375%, 4/08/19 (c)		175	186,039
	FMG Finance Property Ltd., 10%, 9/01/13 (c)		240	213,600
	FMG Finance Property Ltd., 10.625%, 9/01/16 (c)		735	652,312
	Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (d)		210	189,000
	Ryerson, Inc., 8.403%, 11/01/14 (d)		180	99,225
	Ryerson, Inc., 12%, 11/01/15		100	67,500
	Steel Dynamics, Inc., 7.375%, 11/01/12		380	349,600
	Teck Resources Ltd., 10.25%, 5/15/16 (c)		145	146,813
	Teck Resources Ltd., 10.75%, 5/15/19 (c)		550	565,813
	Vedanta Resources Plc, 9.50%, 7/18/18 (c)		295	256,650

				2,731,102

Multiline Retail - 0.6%	Dollar General Corp., 10.625%, 7/15/15		230	243,225
	Macy’s Retail Holding, Inc., 5.90%, 12/01/16		325	273,532
	Saks, Inc., 7.50%, 12/01/13 (b)(c)		30	29,250

				546,007

Oil, Gas & Consumable Fuels - 9.6%	Atlas Energy Resources LLC, 10.75%, 2/01/18 (c)		575	511,750
	Berry Petroleum Co., 8.25%, 11/01/16		275	229,625
	Chesapeake Energy Corp., 9.50%, 2/15/15		255	251,812
	Chesapeake Energy Corp., 6.375%, 6/15/15		350	300,125
	Chesapeake Energy Corp., 6.625%, 1/15/16		235	201,512
	Chesapeake Energy Corp., 7.25%, 12/15/18		260	217,100

BlackRock High Income Shares

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Chesapeake Energy Corp., 2.25%, 12/15/38 (b)	USD	375	$217,500
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		245	122,500
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (c)		605	384,175
	Corral Finans AB, 2.631%, 4/15/10 (a)(c)		953	535,745
	Denbury Resources, Inc., 7.50%, 12/15/15		75	70,875
	EXCO Resources, Inc., 7.25%, 1/15/11		1,115	997,925
	Encore Acquisition Co., 6%, 7/15/15		130	107,250
	Forest Oil Corp., 7.25%, 6/15/19		1,035	890,100
	Massey Energy Co., 3.25%, 8/01/15 (b)		615	409,744
	OPTI Canada, Inc., 8.25%, 12/15/14		980	676,200
	PetroHawk Energy Corp., 10.50%, 8/01/14 (c)		275	281,875
	PetroHawk Energy Corp., 7.875%, 6/01/15		210	194,775
	Range Resources Corp., 8%, 5/15/19		200	197,000
	Sabine Pass LNG LP, 7.50%, 11/30/16		210	170,100
	Sandridge Energy, Inc., 9.875%, 5/15/16 (c)		200	190,500
	Sandridge Energy, Inc., 8%, 6/01/18 (c)		455	384,475
	Whiting Petroleum Corp., 7.25%, 5/01/13		1,155	1,056,825

				8,599,488

Paper & Forest Products - 2.7%	Domtar Corp., 7.875%, 10/15/11		100	89,125
	Georgia-Pacific Corp., 8.125%, 5/15/11		75	75,375
	Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		755	743,675
	International Paper Co., 9.375%, 5/15/19		250	251,648
	NewPage Corp., 10%, 5/01/12		1,200	672,000
	Norske Skog Canada Ltd., 7.375%, 3/01/14		175	75,250
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (c)		160	147,149
	Verso Paper Holdings LLC, Series B, 4.778%, 8/01/14 (d)		130	70,200
	Verso Paper Holdings LLC, Series B, 9.125%, 8/01/14		390	232,050

				2,356,472

Pharmaceuticals - 0.6%	Angiotech Pharmaceuticals, Inc., 4.418%, 12/01/13 (d)		630	453,600
	Elan Finance Plc, 8.875%, 12/01/13		75	64,500

				518,100

Professional Services - 0.3%	FTI Consulting, Inc., 7.75%, 10/01/16		275	270,187

Real Estate Investment Trusts (REITs) - 0.2%	HCP, Inc., 5.65%, 12/15/13		210	187,700

Real Estate Management & Development - 0.6%	Realogy Corp., 10.50%, 4/15/14		970	356,475
	Realogy Corp., 12.375%, 4/15/15		639	159,750

				516,225

Road & Rail - 0.2%	Hertz Global Holdings, Inc., 5.25%, 6/01/14 (b)		150	152,063

Semiconductors & Semiconductor Equipment - 0.4%	Spansion, Inc., 4.386%, 6/01/13 (c)(e)(f)		550	346,500

Software - 0.0%	BMS Holdings, Inc., 9.224%, 2/15/12 (a)(c)(d)		208	25,070

Specialty Retail - 3.6%	Asbury Automotive Group, Inc., 7.625%, 3/15/17		240	165,600
	General Nutrition Centers, Inc., 6.404%, 3/15/14 (a)(d)		800	660,000
	General Nutrition Centers, Inc., 10.75%, 3/15/15		895	771,937
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (g)		470	263,200

BlackRock High Income Shares

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (e)(f)	USD	2,275	$136,500
	Michaels Stores, Inc., 10%, 11/01/14		370	266,400
	Michaels Stores, Inc., 11.375%, 11/01/16		520	283,400
	Rent-A-Center, Inc. Series B, 7.50%, 5/01/10		123	122,385
	United Auto Group, Inc., 7.75%, 12/15/16		710	546,700

				3,216,122

Textiles, Apparel & Luxury Goods - 0.3%	Quiksilver, Inc., 6.875%, 4/15/15		350	232,750

Thrifts & Mortgage Finance - 0.9%	Residential Capital Corp., 8.375%, 6/30/10		1,040	806,000

Wireless Telecommunication Services - 8.2%	American Tower Corp., 7.125%, 10/15/12		1,000	1,007,500
	Cricket Communications, Inc., 9.375%, 11/01/14		540	537,300
	Cricket Communications, Inc., 10%, 7/15/15 (c)		420	424,200
	Crown Castle International Corp., 9%, 1/15/15		195	196,950
	Digicel Group Ltd., 8.875%, 1/15/15 (c)		690	552,000
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(c)		1,320	1,003,200
	FiberTower Corp., 9%, 11/15/12 (a)(b)		317	130,952
	iPCS, Inc., 3.153%, 5/01/13 (d)		330	273,075
	Leap Wireless International, Inc., 4.50%, 7/15/14 (b)(c)		100	79,000
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		1,255	1,259,706
	Nextel Communications, Inc., Series D, 7.375%, 8/01/15		200	158,500
	Nextel Communications, Inc., Series E, 6.875%, 10/31/13		150	124,875
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (c)		580	580,000
	Sprint Capital Corp., 7.625%, 1/30/11		990	977,625

				7,304,883

	Total Corporate Bonds - 103.4%			92,248,125

	Floating Rate Loan Interests

Aerospace & Defense - 0.1%	Hawker Beechcraft Acquisition Co. LLC, Letter of Credit Facility Deposit, 3.22%, 3/26/14		8	4,307
	Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.319%, 3/26/14		127	73,168

				77,475

Auto Components - 1.4%	Allison Transmission, Inc. Term Loan, 3.12% - 3.15%, 8/07/14		1,039	801,014
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		802	379,301
	Delphi Corp. Initial Tranche Term Loan C, 10.50%, 12/31/09 (e)(f)		271	87,893
	Delphi Corp. Subsequent Tranche Term Loan C, 10.50%, 12/31/09 (e)(f)		29	9,357

				1,277,565

Automobiles - 0.5%	Ford Motor Co. Term Loan, 3.35% - 4.14%, 12/15/13		300	212,344
	General Motors Corp. Secured Term Loan, 8%, 11/29/13		271	254,026

				466,370

BlackRock High Income Shares

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)		Value

Building Products - 2.0%	Building Materials Corp. of America Term Loan Advance, 3.063%, 2/22/14	USD	248	$208,733
	CPG International, I Inc. Term Loan B, 5.32%, 2/28/11		1,489	1,042,085
	Stile Acquisition Corp. (aka Masonite) Canadian Term Loan, 6.75%, 4/06/13		495	253,687
	Stile U.S. Acquisition Corp. (aka Masonite) U.S. Term Loan, 6.25%, 4/06/13		503	257,246

				1,761,750

Chemicals - 1.5%	Flexsys Term Loan, 10.75%, 6/30/11		430	408,500
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second Lien), 7.54%, 7/30/15		1,500	755,000
	Solutia Inc. Loan, 7.25%, 2/28/14		224	180,748

				1,344,248

Diversified Telecommunication Services - 0.9%	Wind Finance SL SA Euro Facility (Second Lien), 7.099%, 12/17/14		600	774,641

Health Care Providers & Services - 1.5%	HCA Inc. Tranche A-1 Term Loan, 3.22%, 11/17/12		1,177	1,052,937
	Rotech Healthcare, Inc. Term Loan B, 6.319%, 9/26/11		864	259,239

				1,312,176

Hotels, Restaurants & Leisure - 0.6%	Travelport LLC (fka Travelport Inc.) Loan, 7.82%, 3/27/12		1,977	504,023

Independent Power Producers & Energy Traders - 1.5%	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche, B-2 Term Loan, 3.819% - 3.882%, 10/10/14		544	374,532
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche, B-3 Term Loan, 3.819% - 3.882%, 10/10/14		1,478	1,009,871

				1,384,403

Machinery - 0.9%	Navistar International Corp. Revolving Credit-Linked Deposit, 3.569% - 3.633%, 1/19/12		245	204,313
	Navistar International Corp. Term Advance, 3.569%, 1/19/12		680	567,072

				771,385

Media - 2.5%	Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		744	713,483
	HMH Publishing Co. Ltd. (fka Education Media), Mezzanine, 10.16%, 11/14/14		2,701	540,209
	HMH Publishing Co. Ltd. (fka Education Media), Tranche A Term Loan, 7.66%, 6/12/14		1,100	783,692
	Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		200	199,500

				2,236,884

Oil, Gas & Consumable Fuels - 0.9%	Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		1,023	818,007

BlackRock High Income Shares

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)		Value

Paper & Forest Products - 0.4%	Georgia-Pacific LLC Term B Loan, 2.319% - 3.293%, 12/20/12	USD	418	$387,148
	Verso Paper Finance Holdings LLC Loan, 7.278% - 8.028%, 2/01/13		443	22,143

				409,291

Transportation Infrastructure - 0.8%	SBA Telecommunications Term Loan, 1.994%, 11/01/10		770	685,074

	Total Floating Rate Loan Interests - 15.5%			13,823,293

	Common Stocks	Shares

Machinery - 0.0%	Goss Holdings Inc. Class B		64,467	1

	Total Common Stocks - 0%			1

	Preferred Securities

		Par
	Capital Trusts	(000)

Diversified Financial Services - 0.3%	Citigroup, Inc. Series E, 8.40% (d)(e)(f)(h)	USD	335	293,122

	Total Capital Trusts - 0.3%			293,122

	Preferred Stocks	Shares

Containers & Packaging - 0.0%	Smurfit-Stone Container Corp., 7% (a)(b)(e)(f)		30,000	14,400

Diversified Financial Services - 0.1%	Preferred Blocker, Inc., 7% (c)		280	118,099

Independent Power Producers & Energy Traders - 0.7%	NTG Energy, Inc., 4%		500	561,250

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0% (d)		16,138	0
	Emmis Communications Corp. Class A, 6.25% (b)		10,300	20,600

				20,600

	Total Preferred Stocks - 0.8%			714,349

	Total Preferred Securities - 1.1%			1,007,471

	Warrants (i)

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (c)		18,441	0

	Total Warrants - 0.0%			0

		Beneficial
		Interest
	Other Interests (j)	(000)

Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc.	USD	5	953

	Total Other Interests - 0.0%			953

	Total Long-Term Investments (Cost - $137,754,658) - 120.0%			107,079,843

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempFund, 0.535% (k)(l)		1,310,000	1,310,000

	Total Short-Term Securities (Cost - $1,310,000) - 1.5%			1,310,000

BlackRock High Income Shares

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $139,064,658*) - 121.5%	$108,389,843
Liabilities in Excess of Other Assets - (21.5)%	(19,185,862)

Net Assets - 100.0%	$89,203,981

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$139,160,010

Gross unrealized appreciation	$2,680,470
Gross unrealized depreciation	(33,450,637)

Net unrealized depreciation	$(30,770,167)

(a)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(b)	Convertible security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Represents the current yield as of report date.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Co. Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	1,310,000	$5,398

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

•	Foreign currency exchange contracts as of May 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	84,500	USD	117,841	Citibank NA	6/02/09	$1,613
USD	3,816,312	EUR	2,800,000	Citibank NA	7/15/09	(140,571)

Total						$(138,958)

•	Currency Abbreviations:

	EUR	Euro
	USD	US Dollar

BlackRock High Income Shares

Schedule of Investments May 31, 2009 (Unaudited)

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or Liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$1,310,000	—	—
Level 2	97,749,077	$1,613	$(140,571)
Level 3	9,330,766	—	—

Total	$108,389,843	$1,613	$(140,571)

* Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance, as of August 31, 2008	$606,725
Realized gain (loss)	(144,982)
Change in unrealized appreciation (depreciation)	121,944
Net purchases (sales)	(115,552)
Net transfers in/out of Level 3	8,862,631

Balance, as of May 31, 2009	$9,330,766

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Income Shares

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Shares

Date: July 15, 2009